Share-based compensation - Share options activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based compensation
Share-based compensations expenses | ¥	¥ 2,252,589		¥ 2,955,590		¥ 382,196
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options Outstanding beginning | shares	38,423,170		24,551,710		100,000,000
Granted (in shares) | shares	107,975,010		114,844,455		25,575,420
Exercised (in shares) | shares			(95,193,795)		(100,000,000)
Forfeited (in shares) | shares	(8,016,790)		(5,779,200)		(1,023,710)
Number of options Outstanding ending | shares	138,381,390		38,423,170		24,551,710		100,000,000
Vested and exercisable (in shares) | shares		42,486,004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, outstanding beginning		$ 0.00002		$ 0.00002		$ 0.00002
Weighted Average Exercise Price, granted		0.00002		0.00002		0.00002
Weighted Average Exercise Price, exercised		0.00002		0.00002		0.00002
Weighted Average Exercise Price, forfeited		0.00002		0.00002		0.00002
Weighted Average Exercise Price, outstanding ending		0.00002		$ 0.00002		$ 0.00002	$ 0.00002
Weighted Average Exercise Price, Vested and exercisable		$ 0.00002
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life outstanding	8 years 3 months 14 days		8 years 1 month 13 days		8 years 7 months 24 days		8 years 1 month 2 days
Weighted Average Remaining Contractual Life vested and exercisable	8 years 3 months 14 days		0 years		0 years
Aggregate Intrinsic Value, Outstanding | $		$ 2,838,661		$ 144,869		$ 74,499	$ 211,325
Aggregate Intrinsic Value, Vested and exercisable | $		$ 871,529
Weighted average grant date fair value		$ 6.63		$ 3.68		$ 2.81
Share options
Share-based compensation
Share-based compensations expenses | ¥	¥ 2,252,589		¥ 2,523,105		¥ 345,473